CONSOLIDATED AND COMBINED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands		Total	Redeemable Noncontrolling Interest	Match Group, Inc.	Common Stock Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Invested Capital	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Balance at beginning of period (in shares) (Pro Forma) at Dec. 31, 2013	[1]				160,595
Balance at beginning of period (in shares) at Dec. 31, 2013					0	0
Balance at beginning of period at Dec. 31, 2013		$ 877,026		$ 835,361	$ 0	$ 0	$ 0	$ 0	$ 851,749	$ (16,388)	$ 41,665
Increase (Decrease) in Shareholders' Equity
Net earnings		147,764		147,764					147,764
Other comprehensive (loss) income, net of tax		(61,557)		(61,660)						(61,660)	103
Purchase of redeemable noncontrolling interests		(50,662)									(50,662)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value		(21,072)	$ 21,100	(30,441)					(30,441)		9,369
Net (decrease) increase in IAC's investment in Match Group, Inc. (in shares) | Pro Forma	[1]				535
Net (decrease) increase in IAC's investment in Match Group, Inc.		(91,437)		(91,437)					(91,437)
Other		(286)									(286)
Balance at end of period (in shares) (Pro Forma) at Dec. 31, 2014	[1]				161,130
Balance at end of period (in shares) at Dec. 31, 2014					0	0
Balance at end of period at Dec. 31, 2014		799,776		799,587	$ 0	$ 0	0	0	877,635	(78,048)	189
Balance at beginning of period at Dec. 31, 2013			24,248
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings attributable to redeemable noncontrolling interests		595	595
Other comprehensive (loss) income, net of tax			(494)
Purchase of redeemable noncontrolling interests			(41,743)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			21,072
Balance at end of period at Dec. 31, 2014			3,678
Increase (Decrease) in Shareholders' Equity
Net earnings		120,383		120,383				35,593	84,790
Other comprehensive (loss) income, net of tax		(58,772)		(58,772)						(58,772)
Stock-based compensation expense		38,776		38,776			15,802		22,974
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			(100)
Transfer from noncontrolling interests to redeemable noncontrolling interests		(189)									(189)
Net (decrease) increase in IAC's investment in Match Group, Inc. (in shares) | Pro Forma					12,678
Net (decrease) increase in IAC's investment in Match Group, Inc.		88,851		88,851			(17,119)		105,970
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish (in shares)						36,111
Capital contribution from IAC to partially fund the acquisition of PlentyOfFish		345,000		345,000		$ 36	344,964
Capitalization as a result of IPO (in shares) | Pro Forma					(173,808)
Capitalization as a result of IPO (in shares)						173,808
Capitalization as a result of IPO		0				$ 174	1,091,172		(1,091,346)
Dividend to IAC		(1,467,768)		(1,467,768)			(1,442,787)	(24,981)
Issuance of common stock in connection with IPO (in shares)					38,333
Issuance of common stock in connection with IPO		428,283		428,283	$ 38		428,245
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					10
Issuance of common stock pursuant to stock-based awards, net of withholding taxes		104		104			104
Repurchase of stock-based awards		(23,431)		(23,431)			(23,431)
Income tax benefit related to stock-based awards		7,821		7,821			7,821
Other		(23)		(23)					(23)
Balance at end of period (in shares) (Pro Forma) at Dec. 31, 2015	[1]				0
Balance at end of period (in shares) at Dec. 31, 2015					38,343	209,919
Balance at end of period at Dec. 31, 2015		278,811		278,811	$ 38	$ 210	404,771	10,612	0	(136,820)	0
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings attributable to redeemable noncontrolling interests		104	104
Other comprehensive (loss) income, net of tax			(239)
Stock-based compensation expense			5,067
Purchase of redeemable noncontrolling interests			(2,864)
Transfer from noncontrolling interests to redeemable noncontrolling interests			189
Other			(28)
Balance at end of period at Dec. 31, 2015		5,907	5,907
Increase (Decrease) in Shareholders' Equity
Net earnings		171,451		171,451				171,451
Other comprehensive (loss) income, net of tax		(39,564)		(39,564)						(39,564)
Stock-based compensation expense		44,524		44,524			44,524
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value		(361)	400	(361)			(361)
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					6,495
Issuance of common stock pursuant to stock-based awards, net of withholding taxes		10,231		10,231	$ 7		10,224
Issuance of common stock to IAC pursuant to the employee matters agreement (in shares)					959
Issuance of common stock to IAC pursuant to the employee matters agreement		1		1	$ 1		0
Income tax benefit related to stock-based awards		27,407		27,407			27,407
Other		4,022		4,022			4,022
Balance at end of period (in shares) (Pro Forma) at Dec. 31, 2016	[1]				0
Balance at end of period (in shares) at Dec. 31, 2016					45,797	209,919
Balance at end of period at Dec. 31, 2016		496,522		$ 496,522	$ 46	$ 210	$ 490,587	$ 182,063	$ 0	$ (176,384)	$ 0
Increase (Decrease) in Redeemable Noncontrolling Interests
Net earnings attributable to redeemable noncontrolling interests		562	562
Other comprehensive (loss) income, net of tax			361
Purchase of redeemable noncontrolling interests			(1,129)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			361
Balance at end of period at Dec. 31, 2016		$ 6,062	$ 6,062

[1]	Common stock prior to the IPO was presented as a component of Invested Capital as the financial statements were prepared on a combined basis. Pro forma common stock is being presented for informational purposes.